Debt (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Debt [Abstract]
Debt
Note 3 – Debt

On August 5, 2016, the Company entered into a loan and security agreement with Silicon Valley Bank (the “Bank”) for a $1.0 million revolving line of credit (the “Revolving Line”).  Under the Revolving Line, the Company may borrow the lesser of $1.0 million or 80% of its eligible accounts (subject to customary exclusions), minus the outstanding principal balance of any advances under the Revolving Line. Advances under the Revolving Line, if any, accrue interest at a floating annual rate equal to 1.75% or 1.0% above the prime rate, depending on liquidity factors. The loan agreement contains customary representations, as well as customary affirmative and negative covenants. Outstanding borrowings, if any, are collateralized by all of the Company’s assets, excluding intellectual property which is subject to a negative pledge. Advances under the Revolving Line are subject to various conditions precedent, including compliance with financial covenants relating to net liquidity relative to monthly cash burn, which the Company may or may not meet depending on its cash position at any given point. The Revolving Line expires March 31, 2020. There were no borrowings outstanding under this facility as of September 30, 2018 or December 31, 2017.

Warrants: In connection with the funding of term loans under prior agreements, the Company issued warrants to purchase 115 shares of common stock at an exercise price of $3,132 per share and warrants to purchase 55 shares of common stock at an exercise price of $2,208 per share to the Bank and one of its affiliates. The Company valued these warrants at $2,316 per share and $1,626 per share, respectively, utilizing the Black Scholes valuation model and the following assumptions: an expected dividend yield of 0%, an expected stock price volatility of 88.07% and 87.04%, a risk-free interest rate of 1.86% and 2.20%, and an expected life of 6.25 years. The warrants were fully vested on the date of grant and expire on February 2025, and June 2025, respectively.

Note 5—Debt

Prior Loan Agreement: On February 18, 2015, the Company entered into a loan and security agreement with Silicon Valley Bank (the Bank) for proceeds of up to $10.0 million at an annual interest rate of 7.0%. Under this agreement, a $6.0 million term loan was funded at closing and an additional term loan in the amount of $2.0 million was funded on June 26, 2015. The proceeds from the term loans were used for general corporate and working capital purposes. Commencing on January 1, 2016, the Company began repaying the advances made in twenty-four consecutive equal monthly installments.

On August 4, 2016, the Company repaid all amounts outstanding under its existing debt facility of $5.5 million and incurred a $0.5 million loss on early extinguishment of debt, including the accelerated write-off of unamortized warrants and debt issuance costs. There were no borrowings outstanding under this facility as of December 31, 2017 or 2016.

Warrants: In connection with the funding of these term loans, the Company issued 115 warrants at an exercise price of $3,132 per share and 55 warrants at an exercise price of $2,208 per share to the Bank and one of its affiliates. The Company valued these warrants at $2,316 per share and $1,626 per share, respectively, utilizing the Black Scholes option pricing model and the following assumptions: an expected dividend yield of 0%, an expected stock price volatility of 88.07% and 87.04%, a risk-free interest rate of 1.86% and 2.20%, and an expected life of 6.25 years. The warrants have a life of ten years and were fully vested at the date of grant.

New Loan Agreement: On August 5, 2016, the Company entered into a new loan and security agreement with the Bank (the “New Loan Agreement”). Under the New Loan Agreement, the Bank agreed to provide the Company with up to $5.0 million in debt financing, consisting of a term loan in an aggregate original principal amount not to exceed $4.0 million (the “Term Loan”) and a revolving line of credit in an aggregate principal amount not to exceed $1.0 million outstanding at any time (the “Revolving Line”; together with the Term Loan, the “Loans”). Proceeds from the Loans were to be used for general corporate and working capital purposes. Advances under the Term Loan were available to the Company until November 30, 2016 and were subject to the Company’s compliance with liquidity covenants. The Term Loan expired unused on November 30, 2016. Advances under the Revolving Line are available to the Company until March 31, 2020 and accrue interest at a floating annual rate equal to 1.75% or 1.0% above the prime rate, depending on liquidity factors. Outstanding borrowings, if any, are collateralized by all of the Company’s assets, excluding intellectual property which is subject to a negative pledge. There were no borrowings outstanding under this facility as of December 31, 2017 or 2016.